NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME PER SHARE
Net income (loss)	$ 2,590	$ 17,901	$ 12,057
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per common share - basic (in dollars):	2,590	17,901	8,115
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			3,942
Net income attributable to PacteraTechnology International Ltd shareholders allocated for computing net income per common share - diluted (in dollars)	2,590	17,901	12,057
Weighted average shares outstanding used in computing net income per share - basic	47,547,307	40,596,429	22,652,703
Diluted (in shares)	49,444,160	42,956,291	36,351,493
Net income per share - basic (in dollars per share)	$ 0.05	$ 0.44	$ 0.36
Net income per common share attributable to Pactera Technology International Ltd shareholders - diluted (in dollars per share):	$ 0.05	$ 0.42	$ 0.33
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common share options vested	4,437,692	2,843,808
Incremental common share options to be vested	4,089,674	588,436
Incremental nonvested shares	5,378,361	1,454,824
Series A convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			791
Weighted average shares outstanding used in computing net income per share - basic			2,208,836
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			2,208,836
Series A-1 convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			500
Weighted average shares outstanding used in computing net income per share - basic			1,395,054
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			1,395,054
Series B convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			1,430
Weighted average shares outstanding used in computing net income per share - basic			3,992,795
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			3,992,795
Series C convertible redeemable preferred share
NET INCOME PER SHARE
Net income attributable to Pactera Technology International Ltd shareholders allocated for computing net income per preferred share - basic (in dollars)			$ 1,221
Weighted average shares outstanding used in computing net income per share - basic			3,407,717
Net income per share - basic (in dollars per share)			$ 0.36
Shares included in weighted average common shares used in calculating diluted net income per share
Incremental common shares resulting from conversion of redeemable preferred shares			3,407,717